Commitments (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2024
Disclosure of contingent liabilities [line items]
Operating revenues	$ 6,085	$ 6,005		$ 12,015	$ 12,016
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Operating revenues			$ 44